Cash and due from banks and inter-bank funds - Summary of cash and due from banks (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash and clearing	S/ 1,877,843	S/ 1,860,442
Deposits in the Central Reserve Bank of Peru – BCRP	5,861,570	3,639,927
Deposits in banks	2,112,316	1,586,693
Accrued interest	6,209	6,817
Total cash	9,857,938	7,093,879
Restricted funds	1,270,937	1,286,532
Cash and cash equivalents	S/ 11,128,875	S/ 8,380,411